Note Payable to Shareholder (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Debt Disclosure [Abstract]
Note Payable	$ 70,000	$ 70,000	$ 70,000
Interest Rate	7.00%	7.00%
Default annual rate	10.00%	10.00%
Interest Expense	$ 5,235	$ 35,810	$ 6,999
Accrued interest	$ 33,541	$ 28,306